Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Initial application
Schedule of disaggregated revenue with reportable segments

	Year ended December 31,
	SYSTEMS			SERVICES
	2021	2020	2019	2021	2020	2019

Primary geographical markets
EMEA	6,646	5,926	4,951	5,582	5,540	6,314
Asia Pacific	6,099	3,612	5,371	1,008	909	931
Americas	2,983	3,018	3,132	2,508	2,562	3,903
	15,728	12,556	13,454	9,098	9,011	11,148

Timing of revenue recognition
Products transferred at a point in time	14,634	11,366	12,332	9,098	9,011	11,148
Products and services transferred over time	1,094	1,190	1,122	--	--	--
Revenue from contracts with customers	15,728	12,556	13,454	9,098	9,011	11,148

Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2021	2,892	45	254	3,191
Depreciation charge of the year	(493)	(26)	(132)	(651)
Additions to the right-of-use assets	--	--	132	132
Derecognition of the right-of-use assets	--	--	(15)	(15)
Foreign currency effects	249	--	--	249
Balance at December 31, 2021	2,648	19	239	2,906

Schedule of exchange rates

Average exchange rates to Euro

December 31,	Average Rate
	USD	GBP	INR	CNY
2021	1.1827	0.8596	87.4392	7.6282
2020	1.1422	0.8897	84.6392	7.8747
2019	1.1195	0.8778	78.8361	7.7355

Year end exchange rates to Euro

December 31,	Year End Rate
	USD	GBP	INR	CNY
2021	1.1326	0.8403	84.2292	7.1947
2020	1.2271	0.8990	89.6605	8.0225

Useful life of intangible assets

Software	3-5 years
Licenses	6-8 years

Useful life of property, plant and equipment

Leasehold improvements	6-9 years
Buildings	33 years
Plant and machinery	7-8 years
Printers leased to customers under operating lease	7-8 years
Other facilities, machinery and factory equipment	2-20 years
Office equipment	3-12 years

Schedule of weighted average number of ordinary shares outstanding

	2021	2020	2019
	(in thousands of shares)

Weighted-average number of ordinary shares at 31 December	6,302	4,836	4,836

Right-of-use assets
Initial application
Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2021	2,892	45	254	3,191
Balance at December 31, 2021	2,648	19	239	2,906